Annual Operating Expenses {- Fidelity Japan Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Japan Fund - Fidelity Japan Fund	Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	1.06%